Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Earning Before Taxes

The components of earnings before income taxes for the years ended December 31, 2025 and 2024 were as follows:

	For the Years Ended December 31,
	2025	2024
Income (loss) before income taxes
Domestic	(6,465,510)	(10,434,200)
Foreign	(561,900)	(1,073,800)
Total income (loss) before income taxes	$(7,027,410)	$(11,508,000)

Schedule of Income Tax Provision (Benefit)

Income tax provision (benefit) consists of the following for the years ended December 31, 2025 and 2024:

For the Years Ended December 31,
	2025	2024
Income tax provision (benefit):
Current
Federal	—	—
State	—	—
Foreign	—	—
Total Current	—	—
Deferred
Federal	—	—
State	—	—
Foreign	—	—
Total Deferred	—	—
Total income tax provision (benefit)	$—	$—

Schedule of U.S. Federal Statutory Rate And The Effective Tax Rate

A reconciliation of the income tax provision (benefit) by applying the statutory United States federal income tax rate to income (loss) before income taxes is as follows:

	For the Years Ended December 31,
	2025		2024
Rate Reconciliation
Expected tax at statutory rates	$(1,475,800)	21%	$(2,416,700)	21%
Permanent Differences	$66,000	(1)%	(157,900)	1%
State Income Tax, Net of Federal benefit	$(760,700)	11%	(822,500)	4%
State Rate Change-Federal Impact	$(197,600)	3%	(42,300)	—%
State Rate Change Adjustment	$941,000	(13)%	201,300	—%
Foreign taxes at rate different than US Taxes	$(21,200)	—%	(58,900)	—%
Current Year Change in Valuation Allowance	$1,910,700	(27)%	3,411,100	(26)%
Prior Year True-Ups	$(462,400)	7%	(114,100)	—%
Income tax provision (benefit)	$—	—%	$—	—%

Schedule of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities are provided for significant income and expense items recognized in different years for tax and financial reporting purposes. Temporary differences, which give rise to a net deferred tax asset is as follows:

	For the Years Ended December 31,
	2025	2024
Deferred Tax Assets/(Liab.) Detail
Deferred Tax Assets (Liabilities):
Stock Based Comp	$1,656,200	1,546,000
Accrued Bonus	$74,300	17,100
Accrued Expenses	$35,200	36,000
Depreciation	$7,000	900
ROU (Asset)	$(280,600)	(148,800)
ROU Liability	$285,400	150,400
Changes in fair value of digital asset	$260, 100	—
Capitalized R&D	$1,378,400	1,967,800
R&D Credit	$29,800	29,800
Net Operating Losses (US)	$21,572,500	19,647,500
Net Operating Losses (Foreign)	$1,466,200	1,327,000
Net deferred tax assets (liabilities)	26,484,500	24,573,700
Valuation allowance	(26,484,500)	(24,573,700)
Net deferred tax assets (liabilities)	$—	$—